Vanguard International Dividend Appreciation Index Fund

Schedule of Investments (unaudited)
As of July 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Australia (2.1%)
CSL Ltd.	98,123	15,311
Brambles Ltd.	340,346	3,044
Aristocrat Leisure Ltd.	139,092	2,894
Ramsay Health Care Ltd.	44,914	2,232
REA Group Ltd.	28,045	1,881
SEEK Ltd.	71,792	1,022
Qube Holdings Ltd.	354,883	764
Washington H Soul Pattinson & Co. Ltd.	48,961	758
Domino's Pizza Enterprises Ltd.	18,632	491
Corporate Travel Management Ltd.	23,100	362
Technology One Ltd.	63,919	334
		29,093
Belgium (0.5%)
UCB SA	42,397	3,306
Sofina SA	7,383	1,429
Ackermans & van Haaren NV	7,145	1,041
Barco NV	2,709	565
		6,341
Canada (8.0%)
Toronto-Dominion Bank	394,937	23,086
Canadian National Railway Co. (Toronto Shares)	157,405	14,899
Brookfield Asset Management Inc. Class A	212,904	10,432
Suncor Energy Inc.	342,529	9,828
Alimentation Couche-Tard Inc. Class B	96,459	5,913
Imperial Oil Ltd.	166,317	4,554
Loblaw Cos. Ltd.	77,946	4,044
Franco-Nevada Corp.	41,171	3,578
Fortis Inc.	89,824	3,540
Magna International Inc.	69,537	3,507
Intact Financial Corp.	30,449	2,838
George Weston Ltd.	32,386	2,561
Saputo Inc.	83,933	2,535
Dollarama Inc.	67,338	2,495
Metro Inc.	53,614	2,097
CCL Industries Inc. Class B	36,824	1,841
Gildan Activewear Inc.	42,417	1,671
CAE Inc.	60,285	1,626
Canadian Tire Corp. Ltd. Class A	12,881	1,406
Empire Co. Ltd.	38,768	1,026
Toromont Industries Ltd.	18,288	917
Ritchie Bros Auctioneers Inc.	23,928	864
Atco Ltd.	20,868	696
Methanex Corp.	17,147	675
Finning International Inc.	36,207	626
Boyd Group Income Fund	4,682	603
SNC-Lavalin Group Inc.	37,736	597
TFI International Inc.	17,598	557
Cogeco Communications Inc.	6,989	552

Stella-Jones Inc.	15,693	490
Canadian Western Bank	20,183	471
Enghouse Systems Ltd.	12,022	315
Equitable Group Inc.	3,316	232
Richelieu Hardware Ltd.	11,578	229
Cogeco Inc.	2,874	205
		111,506
China (6.0%)
Tencent Holdings Ltd.	1,233,692	57,481
China Overseas Land & Investment Ltd.	2,354,851	8,028
China Merchants Bank Co. Ltd.	986,000	4,885
China Gas Holdings Ltd.	1,088,400	4,510
Guangdong Investment Ltd.	1,398,000	2,938
Sunny Optical Technology Group Co. Ltd.	238,762	2,761
China Resources Gas Group Ltd.	493,000	2,495
Sinopharm Group Co. Ltd.	259,600	960
		84,058
Colombia (0.3%)
Bancolombia SA ADR	25,193	1,257
Grupo de Inversiones Suramericana SA	95,691	1,006
Grupo Argos SA	131,129	672
Cementos Argos SA	244,767	574
Bancolombia SA Preference Shares	8,068	101
		3,610
Denmark (0.9%)
Coloplast A/S Class B	42,867	5,007
DSV A/S	40,378	3,854
Novozymes A/S	52,406	2,424
GN Store Nord A/S	31,422	1,490
Schouw & Co. A/S	5,500	409
		13,184
Finland (0.2%)
Wartsila OYJ Abp	126,976	1,595
Huhtamaki Oyj	23,242	883
		2,478
France (12.8%)
LVMH Moet Hennessy Louis Vuitton SE	108,830	44,953
Airbus SE	167,472	23,674
^ Hermes International	22,781	16,002
EssilorLuxottica SA	93,437	12,648
L’Oreal Loyalty Line	46,336	12,398
AIR LIQUIDE -Prim Loyality	80,772	11,150
L'Oreal SA Loyalty Shares 2020	35,992	9,630
Dassault Systemes SE	56,281	8,561
L'Oreal SA Loyalty Line	23,101	6,181
L'Oreal SA	15,335	4,103
Legrand SA	56,254	3,963
Sodexo SA	32,382	3,718
Sartorius Stedim Biotech	19,974	3,183
Teleperformance	12,462	2,611
Orpea	13,577	1,696
Air Liquide SA	12,214	1,686
Getlink SE	115,417	1,667
^ Eurofins Scientific SE	3,829	1,638
Arkema SA	16,749	1,507

Wendel SA	9,982	1,375
Ingenico Group SA	13,963	1,323
Rubis SCA	21,269	1,199
Eurazeo SE	17,797	1,194
Cie Plastic Omnium SA	30,380	801
SEB SA	4,136	662
SEB Loyalty Shares	3,419	547
SEB SA Loyalty Shares	2,114	338
SEB SA (Ordinary Shares)	1,541	246
		178,654
Germany (4.8%)
SAP SE	264,714	32,358
Fresenius SE & Co. KGaA	119,440	5,968
Fresenius Medical Care AG & Co. KGaA	66,460	4,603
Henkel AG & Co. KGaA Preference Shares	38,900	4,011
HeidelbergCement AG	43,469	3,139
Merck KGaA	27,583	2,813
Symrise AG Class A	29,276	2,698
Rational AG	2,435	1,658
Sartorius AG Preference Shares	8,134	1,645
Brenntag AG	32,602	1,592
Fielmann AG	18,512	1,288
CTS Eventim AG & Co. KGaA	21,275	1,061
Bechtle AG	9,263	1,026
GRENKE AG	9,998	858
Fuchs Petrolub SE Preference Shares	14,480	555
Gerresheimer AG	6,494	505
Duerr AG	14,855	442
Krones AG	6,515	370
Cewe Stiftung & Co. KGAA	1,495	138
Bertrandt AG	66	5
		66,733
Hong Kong (4.6%)
AIA Group Ltd.	2,604,844	26,663
MTR Corp. Ltd.	1,332,272	8,743
Hong Kong & China Gas Co. Ltd.	3,691,581	8,151
CK Hutchison Holdings Ltd.	827,980	7,738
CLP Holdings Ltd.	540,000	5,871
Techtronic Industries Co. Ltd.	394,928	2,937
Wheelock & Co. Ltd.	436,860	2,749
Hysan Development Co. Ltd.	215,000	1,024
Minth Group Ltd.	255,000	719
		64,595
Hungary (0.2%)
OTP Bank Nyrt	60,391	2,515

India (10.8%)
Tata Consultancy Services Ltd.	809,327	25,905
* Reliance Industries Ltd.	1,367,136	23,047
HDFC Bank Ltd. ADR	169,726	19,515
Hindustan Unilever Ltd.	466,879	11,698
Housing Development Finance Corp. Ltd.	371,301	11,415
ITC Ltd.	2,642,622	10,346
Infosys Ltd. ADR	893,557	10,115
Kotak Mahindra Bank Ltd.	411,533	9,060
Larsen & Toubro Ltd.	303,110	6,088

Bajaj Finance Ltd.	124,489	5,855
Asian Paints Ltd.	206,883	4,557
IndusInd Bank Ltd.	148,775	3,042
Pidilite Industries Ltd.	109,562	1,970
Godrej Consumer Products Ltd.	220,464	1,915
Berger Paints India Ltd.	209,456	1,004
Container Corp. Of India Ltd.	131,415	975
LIC Housing Finance Ltd.	108,847	816
Yes Bank Ltd.	498,318	657
Page Industries Ltd.	2,369	623
Infosys Ltd.	49,153	561
Sundaram Finance Ltd.	23,761	523
Persistent Systems Ltd.	18,478	140
Reliance Infrastructure Ltd.	53,014	36
		149,863
Indonesia (0.6%)
Bank Rakyat Indonesia Persero Tbk PT	26,281,400	8,328

Ireland (0.5%)
Kerry Group plc Class A	37,192	4,327
Kingspan Group plc	39,013	1,908
Glanbia plc	71,564	932
Total Produce plc	82,398	127
		7,294
Italy (0.1%)
DiaSorin SPA	12,237	1,419
Reply SPA	7,743	518
		1,937
Japan (10.2%)
Nippon Telegraph & Telephone Corp.	421,626	19,028
KDDI Corp.	544,071	14,196
Tokio Marine Holdings Inc.	154,500	8,201
Seven & i Holdings Co. Ltd.	192,700	6,576
Bridgestone Corp.	166,792	6,261
Terumo Corp.	164,340	4,783
Asahi Group Holdings Ltd.	104,825	4,541
Suzuki Motor Corp.	106,200	4,153
West Japan Railway Co.	42,421	3,472
Nitori Holdings Co. Ltd.	25,563	3,448
Sysmex Corp.	44,658	3,242
M3 Inc.	141,700	2,855
Obic Co. Ltd.	21,500	2,291
Hikari Tsushin Inc.	10,000	2,205
Pan Pacific International Holdings Corp.	33,954	2,172
Yakult Honsha Co. Ltd.	36,800	2,075
Koito Manufacturing Co. Ltd.	34,700	1,735
Otsuka Corp.	42,600	1,680
Sekisui Chemical Co. Ltd.	110,100	1,627
Shimadzu Corp.	65,579	1,575
TOTO Ltd.	38,200	1,530
MISUMI Group Inc.	60,100	1,349
Hakuhodo DY Holdings Inc.	83,900	1,316
Itochu Techno-Solutions Corp.	50,941	1,306
USS Co. Ltd.	64,500	1,277
Pola Orbis Holdings Inc.	50,600	1,272
Alfresa Holdings Corp.	51,900	1,251

Persol Holdings Co. Ltd.	49,200	1,190
MonotaRO Co. Ltd.	54,097	1,181
Kansai Paint Co. Ltd.	57,600	1,137
GMO Payment Gateway Inc.	15,200	1,098
Lawson Inc.	21,300	1,064
Mitsubishi UFJ Lease & Finance Co. Ltd.	198,920	1,054
SCSK Corp.	21,300	1,011
Welcia Holdings Co. Ltd.	21,500	999
Tokyo Century Corp.	23,800	984
Nihon M&A Center Inc.	35,500	953
Nomura Real Estate Holdings Inc.	44,300	897
Stanley Electric Co. Ltd.	35,800	888
Relo Group Inc.	33,300	882
PALTAC Corp.	17,140	837
Rinnai Corp.	11,800	795
AEON Financial Service Co. Ltd.	46,100	744
OBIC Business Consultants Co. Ltd.	16,600	714
Sundrug Co. Ltd.	25,808	714
Kewpie Corp.	30,900	699
Goldwin Inc.	4,900	674
Seven Bank Ltd.	245,300	664
Kurita Water Industries Ltd.	26,000	656
J Front Retailing Co. Ltd.	55,600	653
NOF Corp.	17,900	641
Benefit One Inc.	33,300	569
Hitachi Capital Corp.	27,200	557
Izumi Co. Ltd.	14,700	551
Sanwa Holdings Corp.	48,500	541
Koei Tecmo Holdings Co. Ltd.	28,140	539
TS Tech Co. Ltd.	16,100	443
NHK Spring Co. Ltd.	54,700	429
en-japan Inc.	10,400	427
SHO-BOND Holdings Co. Ltd.	11,884	408
Aica Kogyo Co. Ltd.	13,600	392
Yaoko Co. Ltd.	8,400	385
Fuyo General Lease Co. Ltd.	6,400	380
Noevir Holdings Co. Ltd.	7,200	376
Glory Ltd.	13,900	367
Milbon Co. Ltd.	6,700	327
Aeon Delight Co. Ltd.	10,900	325
Elecom Co. Ltd.	8,700	315
NEC Networks & System Integration Corp.	12,100	313
Starts Corp. Inc.	13,120	310
Modec Inc.	11,400	303
Senko Group Holdings Co. Ltd.	38,014	298
San-A Co. Ltd.	7,160	287
Tokyo Seimitsu Co. Ltd.	9,288	260
Kissei Pharmaceutical Co. Ltd.	10,500	259
Valor Holdings Co. Ltd.	12,320	254
Ai Holdings Corp.	16,200	253
Funai Soken Holdings Inc.	10,700	244
Koshidaka Holdings Co. Ltd.	16,600	235
Keihin Corp.	15,000	208
Mitsubishi Pencil Co. Ltd.	13,000	201
Prestige International Inc.	12,900	198
Belc Co. Ltd.	4,200	194
JAC Recruitment Co. Ltd.	8,400	194

Tosho Co. Ltd.	7,700	191
Ricoh Leasing Co. Ltd.	6,100	187
Sekisui Jushi Corp.	9,800	187
Musashi Seimitsu Industry Co. Ltd.	14,200	186
Hogy Medical Co. Ltd.	6,600	183
Sato Holdings Corp.	7,400	179
Nippon Signal Company Ltd.	15,090	167
Kanematsu Electronics Ltd.	5,800	159
Piolax Inc.	8,200	147
Hiday Hidaka Corp.	7,562	146
Yondoshi Holdings Inc.	6,000	144
Fukushima Industries Corp.	4,600	143
Hamakyorex Co. Ltd.	3,700	132
Fujicco Co. Ltd.	7,200	130
Siix Corp.	10,200	129
G-Tekt Corp.	8,800	128
Yellow Hat Ltd.	10,000	128
Nippon Parking Development Co. Ltd.	80,200	125
Link And Motivation Inc.	22,900	118
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,700	107
JCU Corp.	5,600	105
WDB Holdings Co. Ltd.	4,100	104
Tosei Corp.	9,800	103
Monogatari Corp.	1,200	102
Sinko Industries Ltd.	5,600	80
World Holdings Co. Ltd.	3,400	46
		141,444
Malaysia (0.0%)
Bursa Malaysia Bhd.	163,100	266

Mexico (1.0%)
America Movil SAB de CV	9,697,756	6,821
Grupo Elektra SAB de CV	50,740	3,428
Grupo Financiero Inbursa SAB de CV	1,420,655	1,744
Grupo Carso SAB de CV	493,004	1,590
Grupo Aeroportuario del Sureste SAB de CV Class B	59,755	907
		14,490
Morocco (0.2%)
Attijariwafa Bank	45,263	2,283

Netherlands (3.1%)
Unilever NV	369,838	21,437
ASML Holding NV	91,794	20,454
Aalberts NV	23,890	961
		42,852
New Zealand (0.1%)
Ryman Healthcare Ltd.	110,719	933
Mainfreight Ltd.	20,848	575
		1,508
Norway (0.1%)
Tomra Systems ASA	32,429	954

Philippines (0.8%)
SM Investments Corp.	259,810	5,081
Ayala Land Inc.	3,178,070	3,099
Jollibee Foods Corp.	239,438	1,217

International Container Terminal Services Inc.	425,310	1,125
Metro Pacific Investments Corp.	6,797,200	639
		11,161
South Africa (2.6%)
Naspers Ltd.	94,538	23,045
Sanlam Ltd.	473,013	2,448
Capitec Bank Holdings Ltd.	25,448	2,090
Remgro Ltd.	119,224	1,480
Discovery Ltd.	142,015	1,303
Bidvest Group Ltd.	68,886	882
PSG Group Ltd.	54,161	862
Clicks Group Ltd.	55,461	788
Mr Price Group Ltd.	52,606	646
Mondi Ltd.	23,843	519
Santam Ltd.	24,878	512
SPAR Group Ltd.	38,228	489
Barloworld Ltd.	49,567	415
Netcare Ltd.	300,130	350
Hosken Consolidated Investments Ltd.	18,181	124
		35,953
South Korea (3.5%)
Samsung Electronics Co. Ltd.	1,287,315	48,757
LEENO Industrial Inc.	3,504	163
		48,920
Spain (2.1%)
Industria de Diseno Textil SA	672,375	20,119
Amadeus IT Group SA	94,291	7,369
Grupo Catalana Occidente SA	24,529	876
Vidrala SA	6,110	553
Viscofan SA	10,444	511
Miquel y Costas & Miquel SA	7,147	124
		29,552
Sweden (1.6%)
Assa Abloy AB Class B	224,578	5,151
Investor AB Class B	97,380	4,630
Hexagon AB Class B	75,742	3,670
Svenska Cellulosa AB SCA Class B	149,107	1,238
L E Lundbergforetagen AB Class B	32,434	1,201
Castellum AB	55,657	1,130
AAK AB	51,967	1,063
Trelleborg AB Class B	60,656	835
Hufvudstaden AB Class A	44,339	781
Loomis AB Class B	15,179	522
Hexpol AB	68,097	518
Atrium Ljungberg AB	27,687	512
AF POYRY AB	20,464	482
Wihlborgs Fastigheter AB	31,897	464
Biotage AB	15,190	164
		22,361
Switzerland (13.0%)
Nestle SA	582,590	61,805
Novartis AG	550,127	50,446
Roche Holding AG	151,531	40,560
Cie Financiere Richemont SA	112,249	9,619
Givaudan SA	2,023	5,380

Partners Group Holding AG	5,711	4,542
Geberit AG	7,892	3,643
EMS-Chemie Holding AG	4,962	3,101
Chocoladefabriken Lindt & Spruengli AG	238	1,754
Interroll Holding AG	212	431
Orior AG	1,550	126
		181,407
Taiwan (0.2%)
E.Sun Financial Holding Co. Ltd.	2,504,788	2,086
Grape King Bio Ltd.	29,000	180
		2,266
Thailand (0.2%)
Central Pattana PCL (Foreign)	961,400	2,280
Central Pattana PCL	14,000	33
		2,313
Turkey (0.1%)
BIM Birlesik Magazalar AS	133,186	1,118

United Kingdom (8.3%)
Diageo plc	521,211	21,735
Prudential plc	562,186	11,567
RELX plc	422,511	10,021
Compass Group plc	341,705	8,645
Experian plc	196,830	5,970
Associated British Foods plc	170,468	5,010
Ferguson plc	50,032	3,723
Ashtead Group plc	103,498	2,846
InterContinental Hotels Group plc	39,185	2,722
Burberry Group plc	89,228	2,460
Intertek Group plc	34,096	2,360
Halma plc	81,883	1,978
Bunzl plc	72,140	1,880
Mondi plc	79,954	1,742
Smiths Group plc	84,906	1,689
Spirax-Sarco Engineering plc	15,391	1,678
JD Sports Fashion plc	211,970	1,672
Whitbread plc	30,289	1,664
Johnson Matthey plc	42,173	1,644
Croda International plc	28,649	1,627
Flutter Entertainment plc	16,770	1,331
Rightmove plc	198,161	1,267
Hiscox Ltd.	61,569	1,267
Meggitt plc	170,078	1,227
Hikma Pharmaceuticals plc	52,968	1,182
Intermediate Capital Group plc	59,317	999
IWG plc	197,652	905
Dechra Pharmaceuticals plc	22,880	817
Spectris plc	25,777	794
Beazley plc	107,308	750
Renishaw plc	16,068	748
Abcam plc	45,496	721
Rotork plc	179,013	668
WH Smith plc	23,903	615
National Express Group plc	105,521	538
Moneysupermarket.com Group plc	119,046	533
Grafton Group plc	54,459	479

Genus plc	14,673	471
Victrex plc	18,977	469
RWS Holdings plc	57,069	451
Diploma plc	23,481	433
QinetiQ Group plc	117,745	414
Bodycote plc	42,276	377
Synthomer plc	99,063	365
Cranswick plc	10,754	348
Savills plc	29,935	346
Ultra Electronics Holdings plc	14,275	339
James Fisher & Sons plc	11,712	310
Rathbone Brothers plc	11,576	310
Dart Group plc	31,208	286
GB Group plc	38,773	283
Telecom Plus plc	15,773	255
Greencore Group plc	89,881	234
St. Modwen Properties plc	44,852	228
Hill & Smith Holdings plc	15,938	219
Senior plc	84,590	206
AG Barr plc	24,076	201
Clarkson plc	6,367	198
4imprint Group plc	5,769	196
EMIS Group plc	12,782	189
Hilton Food Group plc	16,481	187
CVS Group plc	14,243	160
Vitec Group plc	9,136	126
Robert Walters plc	16,675	108
Avon Rubber plc	6,361	104
Speedy Hire plc	105,961	67
Brooks Macdonald Group plc	2,816	65
		115,419
United States (0.1%)
Autoliv Inc.	13,110	949
Total Common Stocks (Cost $1,253,899)		1,385,405

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,106,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

	Coupon
Temporary Cash Investments (0.7%)1
Money Market Fund (0.7%)
2,3 Vanguard Market Liquidity Fund	2.386%		94,172	9,418

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	2.048%	11/21/19	300	298
Total Temporary Cash Investments (Cost $9,716)				9,716
Total Investments (100.3%) (Cost $1,263,615)				1,395,121
Other Assets and Liabilities-Net (-0.3%)3,4				(3,599)
Net Assets (100%)				1,391,522

3 Includes $3,275,000 of collateral received for securities on loan.
4 Securities with a value of $298,000 and cash of $216,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones Euro STOXX 50 Index	September 2019	66	2,529	(1)
MSCI Emerging Market Index	September 2019	47	2,410	(23)
Topix Index	September 2019	9	1,296	6
E-mini S&P 500 Index	September 2019	3	447	6
				(12)

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Bank of America, N.A.	9/25/19	EUR	788	USD	891	-	(14)
Royal Bank of Canada	9/18/19	JPY	61,886	USD	576	-	(5)
Royal Bank of Canada	9/25/19	EUR	455	USD	518	-	(12)
Goldman Sachs
International	9/24/19	EUR	421	USD	476	-	(7)
Royal Bank of Canada	9/24/19	EUR	315	USD	355	-	(5)
Royal Bank of Canada	9/17/19	JPY	31,305	USD	291	-	(2)
BNP Paribas	9/18/19	JPY	31,350	USD	289	-	-
Barclays Bank plc	9/17/19	JPY	15,630	USD	145	-	(1)
BNP Paribas	9/25/19	EUR	105	USD	118	-	(1)
Goldman Sachs
International	9/17/19	USD	289	JPY	31,320	-	-
						-	(47)
EUR—Euro.
JPY—Japanese yen.

International Dividend Appreciation Index Fund

USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the

International Dividend Appreciation Index Fund

collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	129,606	949	—
Common Stocks—Other	29,630	1,225,220	—
Temporary Cash Investments	9,418	298	—
Futures Contracts—Assets[1]	9	—	—
Futures Contracts—Liabilities[1]	(89)	—	—
Forward Currency Contracts—Liabilities	—	(47)	—
Total	168,574	1,226,420	—
1 Represents variation margin on the last day of the reporting period.